Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended									12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 New Debt [Member]	Dec. 11, 2013 December 2018 Facility [Member]	Dec. 31, 2013 December 2018 Facility [Member]	Dec. 31, 2013 December 2018 Facility [Member] High Credit Rating [Member]	Dec. 31, 2013 December 2018 Facility [Member] Moderate Credit Rating [Member]	Dec. 31, 2013 December 2018 Facility [Member] Low Credit Rating [Member]	Dec. 31, 2013 December 2018 Facility [Member] Additional Margin Upon Default [Member] High Credit Rating [Member]	Dec. 31, 2013 December 2018 Facility [Member] Additional Margin Upon Default [Member] Moderate Credit Rating [Member]	Dec. 31, 2013 December 2018 Facility [Member] Additional Margin Upon Default [Member] Low Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member]	Dec. 31, 2013 December 2017 Facility [Member]	Dec. 31, 2012 December 2017 Facility [Member] High Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member] Moderate Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member] Low Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member] Additional Margin Upon Default [Member] High Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member] Additional Margin Upon Default [Member] Moderate Credit Rating [Member]	Dec. 31, 2012 December 2017 Facility [Member] Additional Margin Upon Default [Member] Low Credit Rating [Member]	Dec. 31, 2013 Debt Issued In Foreign Markets [Member]	Dec. 31, 2012 Debt Issued In Foreign Markets [Member]	Dec. 31, 2013 Annual Put Reset Securities [Member]	Dec. 31, 2013 Zero Coupon [Member]	Dec. 31, 2007 Zero Coupon [Member]	Dec. 31, 2013 Redemption 1 [Member]	Dec. 31, 2013 Redemption 2 [Member]	Dec. 31, 2013 Redemption 3 [Member]	Dec. 31, 2013 Notes And Debentures [Member]	Dec. 31, 2012 Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 12,108																	$ 18,206	$ 11,951	$ 1,000		$ 500
Debt instrument - redemption amount																								1,030
Debt instruments - maturity date																							Apr. 30, 2021	May 31, 2022
Debt instrument - proceeds from issuance	12,040	13,486	7,936
Debt instument - stated percentage rate																											7.375%	6.625%
Weighted average interest rate - for long-term debt issuances (not from exchange) during period				2.60%																									4.50%	4.90%
Repayment of long-term debt	7,698	8,733	7,574
Early redemption of long-term debt																										5,000	300	550
Debt tender - cash payment																										5,556
New debt instruments - weighted average maturity period				10 years 0 months 0 days
Notes and debentures interest rates, Minimum																										5.20%
Notes and debentures interest rates, Maximum																										8.75%
Credit Facilities [Abstract]
Credit agreement - amendment date					2013-12-11
Credit agreement - maximum borrowing capacity						5,000							3,000
Credit agreement - initiation date													Dec. 31, 2012
Credit agreement - advances outstanding						0								0
Credit agreement - basis spread of variable rate							0.565%	0.68%	0.91%	2.00%	2.00%	2.00%			0.565%	0.68%	0.91%	2.00%	2.00%	2.00%
Credit agreement - commitment fee percentage							0.06%	0.07%	0.09%						0.06%	0.07%	0.09%
Ratio of debt to EBITDA covenant						3.0 to 1							3.0 to 1
Credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated						400							400
Credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions						400							400
Credit agreement - change in control (beneficial ownership percentage) (in hundredths)						50.00%							50.00%
Credit agreement - change in control period (months)						24							24
Credit agreement - termination date						2018-12-11							2017-12-11
Credit agreement - minimum lender approval percentage for extension of term (in hundredths)						50.00%								50.00%
Credit agreement - potential extension of term (years)						2							2
Credit agreement - additional borrowing capacity beyond current limit						2,000							2,000
Credit agreement - minimum borrowing capacity						$ 0							$ 0
Credit agreement - base rate						EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); OR 2) • at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.							EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); OR 2) • at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.